Hyundai Auto Receivables Trust 2010-B Monthly Servicing Report

Collection Period	April 2011
Distribution Date	05/16/11
Transaction Month	8
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		August 6, 2010
Closing Date:		August 26, 2010

		Dollars	Units	WAC	WARM
Original Pool Balance:		$ 1,342,974,850.47	79,332	4.69%	60.87
Original Adj. Pool Balance:		$ 1,305,852,694.83

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$ 267,000,000.00	19.881%	0.37121%		September 15, 2011
Class A-2 Notes	Fixed	$ 267,000,000.00	19.881%	0.57000%		March 15, 2013
Class A-3 Notes	Fixed	$ 419,000,000.00	31.199%	0.97000%		April 15, 2015
Class A-4 Notes	Fixed	$ 218,300,000.00	16.255%	1.63000%		March 15, 2017
Total Securities		$ 1,171,300,000.00	87.217%

Overcollateralization		$ 134,552,694.83	10.019%
YSOA		$ 37,122,155.64	2.764%
Total Original Pool Balance		$ 1,342,974,850.47	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

		Beginning of Period		Ending of Period		Change
		Balance	Note Factor	Balance	Pool Factor
Class A-1 Notes		$ -	-	$ -	-	$ -
Class A-2 Notes		$ 257,867,609.04	0.9657963	$ 231,173,249.75	0.8658174	$ 26,694,359.29
Class A-3 Notes		$ 419,000,000.00	1.0000000	$ 419,000,000.00	1.0000000	$ -
Class A-4 Notes		$ 218,300,000.00	1.0000000	$ 218,300,000.00	1.0000000	$ -
Total Securities		$ 895,167,609.04	0.7642514	$ 868,473,249.75	0.7414610	$ 26,694,359.29

Weighted Avg. Coupon (WAC)		4.63%		4.62%
Weighted Avg. Remaining Maturity (WARM)		54.31		53.46
Pool Receivables Balance		$ 1,068,456,079.28		$ 1,036,167,302.86
Remaining Number of Receivables		69,953		68,625

Adjusted Pool Balance		$ 1,039,343,094.23		$ 1,008,121,621.38

III. COLLECTIONS

Principal:
Principal Collections	$31,323,064.65
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$749,794.61
Total Principal Collections	$32,072,859.26

Interest:
Interest Collections	$4,075,483.46
Late Fees & Other Charges	$40,068.61
Interest on Repurchase Principal	$-
Total Interest Collections	$4,115,552.07

Collection Account Interest	$4,798.11
Reserve Account Interest	$1,027.38
Servicer Advances	$-

Total Collections	$36,194,236.82

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Hyundai Auto Receivables Trust 2010-B Monthly Servicing Report

Collection Period	April 2011
Distribution Date	05/16/11
Transaction Month	8
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections	$36,194,236.82
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$36,194,236.82

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$ 890,380.07		$ 890,380.07	$ 890,380.07
Collection Account Interest					$ 4,798.11
Late Fees & Other Charges					$ 40,068.61
Total due to Servicer					$ 935,246.79

3. Class A Noteholders Interest:
Class A-1 Notes		$ -		$ -
Class A-2 Notes		$ 122,487.11		$ 122,487.11
Class A-3 Notes		$ 338,691.67		$ 338,691.67
Class A-4 Notes		$ 296,524.17		$ 296,524.17

Total interest:		$ 757,702.95		$ 757,702.95	$ 757,702.95

Available Funds Remaining:					$ 34,501,287.08

4. Principal Distribution Amount:					$ 26,694,359.29

		Distributable Amount		Paid Amount
Class A-1 Notes				$ -
Class A-2 Notes				$ 26,694,359.29
Class A-3 Notes				$ -
Class A-4 Notes				$ -
Class A Notes Total:		26,694,359.29		$ 26,694,359.29
Total Noteholders Principal				$ 26,694,359.29

5. Available Amounts Remaining to reserve account					7,806,927.79

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					7,806,927.79

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$29,112,985.05
Beginning Period Amount	$29,112,985.05
Current Period Amortization	$1,067,303.57
Ending Period Required Amount	$28,045,681.48
Ending Period Amount	$28,045,681.48
Next Distribution Date Required Amount	$26,997,891.07

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$6,529,263.47
Beginning Period Amount	$6,529,263.47
Current Period Release to Collection Account	$-
Current Period Deposit	$7,806,927.79
Current Period Release to Depositor	$7,806,927.79
Ending Period Required Amount (0.5% of APB of cut-off date)	$6,529,263.47
Ending Period Amount	$6,529,263.47

VII. OVERCOLLATERALIZATION

Overcollateralization Target	14.50%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$ 144,175,485.19	$ 139,648,371.63	$ 139,648,371.63
Overcollateralization as a % of Adjusted Pool		13.87%	13.85%	13.85%

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Hyundai Auto Receivables Trust 2010-B Monthly Servicing Report

Collection Period	April 2011
Distribution Date	05/16/11
Transaction Month	8
30/360 Days	30
Actual/360 Days	31

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	99.12%	68,019	99.24%	$1,028,331,093.64
30 - 60 Days	0.69%	475	0.60%	$6,202,595.89
61 - 90 Days	0.17%	118	0.15%	$1,543,758.55
91 + Days	0.02%	13	0.01%	$89,854.78
		68,625		$1,036,167,302.86
Total
Delinquent Receivables 61 + days past due	0.19%	131	0.16%	$1,633,613.33
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.12%	85	0.11%	$1,173,846.50
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.15%	110	0.14%	$1,576,655.05
Three-Month Average Delinquency Ratio	0.16%		0.14%

Repossession in Current Period		29		$498,673.03
Repossession Inventory		33		$381,472.74

Charge-Offs
Gross Principal of Charge-Off for Current Period				$965,711.77
Recoveries				$(749,794.61)
Net Charge-offs for Current Period				$215,917.16

Beginning Pool Balance for Current Period				$1,068,456,079.28

Net Loss Ratio				0.24%
Net Loss Ratio for 1st Preceding Collection Period				0.29%
Net Loss Ratio for 2nd Preceding Collection Period				0.34%
Three-Month Average Net Loss Ratio for Current Period				0.29%

Cumulative Net Losses for All Periods				$2,386,542.29
Cumulative Net Losses as a % of Initial Pool Balance				0.18%

Principal Balance of Extensions				$2,447,659.96
Number of Extensions				146

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